PARENT COMPANY FINANCIAL DATA (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash balances with New Century Bank	$ 72,869	$ 113,608	$ 77,096	$ 35,902
Other Assets	4,441	4,347
Total Assets	525,646	585,453
Liabilities and Shareholders' Equity
Junior subordinated debentures	12,400	12,400
Shareholders' equity:
Common stock	6,922	6,914
Additional paid-in capital	42,062	42,000
Retained earnings	7,128	4,187
Accumulated other comprehensive income (loss)	(108)	1,078	1,285
Total Shareholders’ Equity	56,004	54,179	49,546	49,692
Total Liabilities and Shareholders’ Equity	525,646	585,453
Parent Company [Member]
Assets
Cash balances with New Century Bank	1,268	1,437	1,053	507
Investment in New Century Bank	66,459	64,639
Investment in New Century Statutory Trust I	522	513
Other Assets	284	109
Total Assets	68,533	66,698
Liabilities and Shareholders' Equity
Junior subordinated debentures	12,372	12,372
Accrued interest and other liabilities	157	147
Shareholders' equity:
Common stock	6,922	6,914
Additional paid-in capital	42,062	42,000
Retained earnings	7,128	4,187
Accumulated other comprehensive income (loss)	(108)	1,078
Total Shareholders’ Equity	56,004	54,179
Total Liabilities and Shareholders’ Equity	$ 68,533	$ 66,698